Note 4 - Grant Income 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Pieris Pharmaceuticals, Inc. [Member]
Notes to Financial Statements
Government Assistance [Text Block]

4.    Grant Income

One of the Company's proprietary respiratory assets, PRS-220, an oral inhaled Anticalin protein targeting connective tissue growth factor, or CTGF, was being developed as a local treatment for idiopathic pulmonary fibrosis, and other forms for fibrotic lung disorders. In June 2021, the Company received a €14.2 million (approximately $17.0 million) grant from the Bavarian Ministry of Economic Affairs, Regional Development and Energy (the Bavarian Grant) supporting research and development for post-acute sequelae of SARS-CoV-2 infection (PASC) pulmonary fibrosis, or PASC-PF, also known as post-COVID-19 syndrome pulmonary fibrosis, or long COVID.

The Bavarian Grant provided partial reimbursement for qualifying research and development activities on PRS-220, including drug manufacturing costs, activities and costs to support an IND filing, and Phase 1 clinical trials costs. The Bavarian Grant provided reimbursement of qualifying costs incurred through December 2023, with submission for reimbursements allowed through February 2024, which was successfully completed by the Company. As of September 30, 2024, all reimbursable amounts subject to the Bavarian Grant have been received by the Company.

4.	Grant Income

One of the Company's proprietary respiratory assets is PRS-220, an oral inhaled Anticalin protein targeting connective tissue growth factor, or CTGF, was being developed as a local treatment for idiopathic pulmonary fibrosis, and other forms for fibrotic lung disorders. In June 2021, the Company received a €14.2 million (approximately $17.0 million) grant from the Bavarian Ministry of Economic Affairs, Regional Development and Energy (the Bavarian Grant) supporting research and development for post-acute sequelae of SARS-CoV-2 infection (PASC) pulmonary fibrosis, or PASC-PF, also known as post-COVID-19 syndrome pulmonary fibrosis, or “long COVID”.

The Bavarian Grant provides partial reimbursement for qualifying research and development activities on PRS-220, including drug manufacturing costs, activities and costs to support an IND filing, and phase 1 clinical trials costs. The Bavarian Grant provides reimbursement of qualifying costs incurred through December 2023, with submission for reimbursements allowed through February 2024, which was successfully completed by the Company. The timing follows the expected development timeline of this program. Qualifying costs incurred may exceed the annual grant funding thresholds.

In addition, the Company is required to communicate if there is a change in control or other event that would impact the continuation of PRS-220 to the Bavarian project agency, in which case the Company may be required to refund some or all amounts received under the grant.